SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS' EQUITY
CAPITAL STOCK

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Without par value	●	None
		●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

RCI's Articles of Continuance under the Business Corporations Act (British Columbia) impose restrictions on the transfer, voting, and issue of Class A Shares and Class B Non-Voting Shares to ensure we remain qualified to hold or obtain licences required to carry on certain of our business undertakings in Canada. We are authorized to refuse to register transfers of any of our shares to any person who is not a Canadian, as defined in RCI's Articles of Continuance, in order to ensure that Rogers remains qualified to hold the licences referred to above.

In relation to our issuances of subordinated notes in December 2021 and February 2022 (see note 21), the Board approved the creation of new Series I and Series II preferred shares, respectively. Series I has been authorized for up to 3.3 million preferred shares and Series II has been authorized for up to 1.4 million preferred shares. Both series have no voting rights, par values of $1,000 per share, and will be issued automatically upon the occurrence of certain events involving a bankruptcy or insolvency of RCI to holders of the respective subordinated notes.

DIVIDENDS
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

		Dividend per
Date declared	Date paid	share (dollars)
January 27, 2021	April 1, 2021	0.50
April 20, 2021	July 2, 2021	0.50
July 20, 2021	October 1, 2021	0.50
October 20, 2021	January 4, 2022	0.50
		2.00

January 21, 2020	April 1, 2020	0.50
April 21, 2020	July 2, 2020	0.50
July 21, 2020	October 1, 2020	0.50
October 21, 2020	January 4, 2021	0.50
		2.00

The holders of Class A Shares are entitled to receive dividends at the rate of up to five cents per share but only after dividends at the rate of five cents per share have been paid or set aside on the Class B Non-Voting Shares. Class A Shares and Class B Non-Voting Shares therefore participate equally in dividends above $0.05 per share.

On January 26, 2022, the Board declared a quarterly dividend of $0.50 per Class A Voting Share and Class B Non-Voting Share, to be paid on April 1, 2022, to shareholders of record on March 10, 2022.

NORMAL COURSE ISSUER BID
In April 2020, the TSX accepted a notice of our intention to commence a normal course issuer bid (NCIB) program (2020 NCIB) that allows us to purchase, between April 24, 2020 and April 23, 2021, the lesser of 34.9 million Class B Non-Voting Shares and that number of Class B Non-Voting Shares that can be purchased for an aggregate purchase price of $500 million. Rogers security holders may obtain a copy of this notice, without charge, by contacting us. We did not purchase any Class B Non-Voting Shares under the 2020 NCIB during the years ended December 31, 2021 or 2020.